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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sirius Advisors LLC
                 -------------------------------
   Address:      2321 Rosecrans Ave, Suite 3200
                 -------------------------------
                 El Segundo, CA 90245
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Garrett M. Wilson
         -------------------------------
Title:   President
         -------------------------------
Phone:   (310) 492-5114
         -------------------------------

Signature, Place, and Date of Signing:

    /s/ Garrett M. Wilson              El Segundo, CA        5/15/07
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 12
                                        --------------------

Form 13F Information Table Value Total: $462,548
                                        --------------------
                                            (thousands)

List of Other Included Managers:

NONE

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                           FORM 13F INFORMATION TABLE

                                                          VALUE   SHARES OR SH/ PUT/ INVSTMT OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS CUSIP     (X$1000)  PRN AMT  PRN CALL DSCRETN MANAGERS      SOLE SHARED NONE
---------------------------------------------------------------------------------------------------------------------------
 AMGEN INC                      COM            031162100   15,198   271,975 SH       SOLE       0       271,975    0    0
 BOSTON SCIENTIFIC CORP         COM            101137107   31,256 2,149,682 SH       SOLE       0     2,149,682    0    0
 IMS HEALTH INC                 COM            449934108   11,746   396,029 SH       SOLE       0       396,029    0    0
 JOHNSON & JOHNSON              COM            478160104   67,334 1,117,393 SH       SOLE       0     1,117,393    0    0
 MEDTRONIC INC                  COM            585055106   27,957   569,844 SH       SOLE       0       569,844    0    0
 MERCK & CO INC                 COM            589331107   71,258 1,613,275 SH       SOLE       0     1,613,275    0    0
 OMNICARE INC                   COM            681904108   34,139   858,413 SH       SOLE       0       858,413    0    0
 QUEST DIAGNOSTICS INC          COM            74834L100   24,831   497,909 SH       SOLE       0       497,909    0    0
 SCHERING PLOUGH CORP           COM            806605101  103,356 4,051,597 SH       SOLE       0     4,051,597    0    0
 TEVA PHARMACEUTICAL INDS LTD   ADR            881624209   27,837   743,721 SH       SOLE       0       743,721    0    0
 UNITEDHEALTH GROUP INC         COM            91324P102   30,771   580,920 SH       SOLE       0       580,920    0    0
 WYETH                          COM            983024100   16,863   337,060 SH       SOLE       0       337,060    0    0